Stock option plan (Tables)	12 Months Ended
Dec. 31, 2022
Stock Option Plan
Schedule of stock option

	Number of Options (thousand)	Weighted average exercise price

At December 31, 2020	15	14.83
Options Granted	10	220.38
At December 31, 2021	25	93.26
Forfeited(i)	(10)	186.92
Exercised(ii)	(5)	54.57
At December 31, 2022	10	25.19

(i)	This represents options held by participants who left the Group and did not exercise the options already vested, and with no future right to exercise.
(ii)	Exercise of vested options by participants in the Stock Option Plan, in accordance with the Plan's predetermined rules. For the period ended December 31, 2022, the Group received R$276 regarding the exercise of 5,063 options.